Advances to suppliers (Tables)	3 Months Ended
Mar. 31, 2026
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	03/31/2026	12/31/2025
Forestry development program	2,964,157	2,788,262
Advance to suppliers - others	73,267	76,818
	3,037,424	2,865,080

Current	73,267	76,818
Non-current	2,964,157	2,788,262